N-4	Oct. 30, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2026
Amendment Flag	false
C000004710 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information” section in the prospectus and the “Important Information You Should Consider About the Contract” section in the Initial Summary Prospectus and the Updating Summary Prospectus, the following changes are made:

•
In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Cost is $1,668. Additionally, the maximum fee for Investment Options is 0.99% and the Highest Annual Cost is $2,471.

In the “Fee Table” section in the prospectus and the “Additional Information About Fees” section in the Initial Summary Prospectus, the following changes are made:

•	In the “Annual Portfolio Company Expenses” table, the minimum Annual Fund Expenses is 0.19% and the maximum Annual Fund Expenses is 0.99%.
•	In the “Examples” section, the following replaces the expense examples:

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	0.99%
Lowest Annual Cost [Dollars]	$ 1,668
Highest Annual Cost [Dollars]	$ 2,471
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$2,471	$7,608	$13,014	$27,804
(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$2,471	$7,608	$13,014	$27,804
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,668	$5,176	$8,927	$19,487

(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,668	$5,176	$8,927	$19,487

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.99%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,471
Surrender Expense, 1 Year, Minimum [Dollars]	1,668
Surrender Expense, 3 Years, Maximum [Dollars]	7,608
Surrender Expense, 3 Years, Minimum [Dollars]	5,176
Surrender Expense, 5 Years, Maximum [Dollars]	13,014
Surrender Expense, 5 Years, Minimum [Dollars]	8,927
Surrender Expense, 10 Years, Maximum [Dollars]	27,804
Surrender Expense, 10 Years, Minimum [Dollars]	19,487
Annuitized Expense, 1 Year, Maximum [Dollars]	2,471
Annuitized Expense, 1 Year, Minimum [Dollars]	1,668
Annuitized Expense, 3 Years, Maximum [Dollars]	7,608
Annuitized Expense, 3 Years, Minimum [Dollars]	5,176
Annuitized Expense, 5 Years, Maximum [Dollars]	13,014
Annuitized Expense, 5 Years, Minimum [Dollars]	8,927
Annuitized Expense, 10 Years, Maximum [Dollars]	27,804
Annuitized Expense, 10 Years, Minimum [Dollars]	19,487
No Surrender Expense, 1 Year, Maximum [Dollars]	2,471
No Surrender Expense, 1 Year, Minimum [Dollars]	1,668
No Surrender Expense, 3 Years, Maximum [Dollars]	7,608
No Surrender Expense, 3 Years, Minimum [Dollars]	5,176
No Surrender Expense, 5 Years, Maximum [Dollars]	13,014
No Surrender Expense, 5 Years, Minimum [Dollars]	8,927
No Surrender Expense, 10 Years, Maximum [Dollars]	27,804
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,487
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

Type/Investment Objective	Portfolio Company and Adviser/ Subadviser(s)1	Current Expenses	Platform Charge4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Growth Fund2, 3 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund2 Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Stock Index Fund2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund2, 3 Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.63%	None	0.63%	14.77%	12.45%	13.89%
Domestic Mid- Cap Equity	Mid Cap Index Fund2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
	Mid Cap Strategic Growth Fund2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
Domestic Small-Cap Equity	Small Cap Growth Fund2, 3 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
Specialty	Science & Technology Fund2, 3 Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%

Type/Investment Objective	Portfolio Company and Adviser/ Subadviser(s) 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Conservative Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund3 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%

C000004710 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000004710 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000004710 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000004710 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000004710 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000004710 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000004710 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000004710 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000004710 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000004710 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000004710 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000004710 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000004710 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000004710 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000004710 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000004710 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000004710 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%